Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2025
Discontinued Operation [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations for years ended March 31, 2025, 2024 and 2023 are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Net Revenues	—	694	24,995
Operating costs and development	—	4,551	1,073,518
(Loss) income from discontinued operations	—	(3,857)	(1,048,522)
Other income (expense), net	—	(27)	12,885,134
(Loss) income before tax	—	(3,884)	11,836,612
Income tax provision	—	—	—
Net (loss) income from discontinued operations	—	(3,884)	11,836,612
Loss on sale of discontinued operations, net of taxes	—	(395,914)	-
Net income (loss) from discontinued operation	—	(399,798)	11,836,612